Income taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income taxes	¥ (134,812)	$ (21,267)	¥ (193,391)	¥ (175,925)
Income tax computed at respective applicable tax rates	(33,702)		(48,348)	(43,981)
Effect of different tax jurisdiction	2,341		14,272	19,507
Super deduction for research and development expenses (a)	(1,881)		(2,632)	(4,719)
Non-deductible expenses	97		140	138
Change in valuation allowance	34,716		37,439	29,567
Total	¥ 1,571	$ 248	¥ 871	¥ 512
PRC statutory income tax rates	25.00%	25.00%	25.00%	25.00%
Tax holiday effect	3.00%	3.00%	1.00%	(3.00%)
Difference in tax rates of subsidiaries outside PRC	(8.00%)	(8.00%)	(8.00%)	(8.00%)
Super deduction for research and development expenses	1.00%	1.00%	1.00%	3.00%
Non-deductible expenses	0.00%	0.00%	0.00%	0.00%
Change in valuation allowance	(20.00%)	(20.00%)	(19.00%)	(17.00%)
Effective income tax rate	1.00%	1.00%	0.00%	0.00%